Income Taxes (Income Taxes Included in The Statement of Operations) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Income (loss) before income taxes		$ (11,936)	$ 3,916	$ (602)
Statutory tax rate		26.50%	26.50%	25.00%
Theoretical income tax expense (benefit)		$ (3,163)	$ 1,038	$ (151)
Tax expense (benefits) arising from ''Approved and Beneficiating Enterprises'' and preferential tax rate in China		(523)	(1,215)	711
Change in valuation allowance	[1]	308	(40)	586
Non-deductible expenses	[2]	640	55	218
Differences between foreign currencies and dollar-adjusted financial statements-net		$ 283	$ 952	(1,133)
Purchase price adjustment for contingent liabilities				(580)
Foreign tax rate differential		$ (44)	$ (13)	$ (101)
Undistributed earnings of subsidiary		490
Other		186	$ (198)	$ (159)
Actual income tax expense (benefit)		$ (1,823)	$ 579	$ (609)
Per share effect of the tax benefits arising from ''Approved and Beneficiating Enterprises'' and preferential tax rate in China: Basic		$ 0.00	$ (0.04)	$ 0.00
Per share effect of the tax benefits arising from ''Approved and Beneficiating Enterprises'' and preferential tax rate in China: Diluted		$ 0.00	$ (0.04)	$ 0.00
Decrease in tax expense in respect to a change in the effective tax rate from Beneficiary enterprise			$ 616
Net operating loss carry forwards		$ 134	$ 42	$ 68

[1]	Included within the change in valuation allowance are realized benefits of operating loss carryforwards of $23, $42 and $68, for the years ended December 31, 2015, 2014 and 2013, respectively.
[2]	Including non-deductible share based compensation.